FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income
Financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income	R$ 66,690,800	R$ 35,548,882